Leases - Maturity analysis of Group's lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1,174,016	$ 857,326
Weighted average interest rate (as a percent)	11.00%
0-1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 362,176	215,576
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	588,028	425,780
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 223,812	$ 215,970